Deposits (Maturity Schedule of Time Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Deposits [Abstract]
2026	¥ 1,457,585
2027	171,947
2028	107,639
2029	41,963
2030	217,569
Thereafter	76,304
Total	¥ 2,073,007	¥ 1,875,058